Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Diluted earning per ordinary share	$ 0.01	$ 0.30	$ 0.27
Diluted weighted average number of ordinary shares outstanding	11,773,202	10,125,000	10,125,000